Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019
Postemployment Retirement Benefits [Member]
Defined Contribution Plan Disclosure [Line Items]
Defined benefit plan, employer contribution	$ 0.2	$ 0.4	$ 0.8	$ 0.9